Newly Adopted Accounting Standards	12 Months Ended
Dec. 31, 2012
Accounting Changes And Error Corrections [Abstract]
Newly Adopted Accounting Standards

(3) NEWLY ADOPTED ACCOUNTING STANDARDS

Goodwill (ASC 350)

The FASB issued new guidance that changes the annual and interim assessments of goodwill for impairment. The new guidance modifies the required annual impairment test by giving entities the option to perform a qualitative assessment of whether it is more likely than not that goodwill is impaired before performing a quantitative assessment. The new guidance also amends the events and circumstances that entities should assess to determine whether an interim quantitative impairment test is necessary. As of January 1, 2012, PHI has adopted the new guidance and concluded it did not have a material impact on its consolidated financial statements.

Fair Value Measurements and Disclosures (ASC 820)

The FASB issued new guidance on fair value measurement and disclosures that was effective beginning with PHI’s March 31, 2012 consolidated financial statements. The new measurement guidance did not have a material impact on PHI’s consolidated financial statements and the new disclosure requirements are in Note (15), “Fair Value Disclosures,” of PHI’s consolidated financial statements.

Comprehensive Income (ASC 220)

The FASB issued new disclosure requirements for reporting comprehensive income that were effective beginning with PHI’s March 31, 2012 consolidated financial statements. PHI did not have to change the presentation of its comprehensive income because it had already reported comprehensive income in two separate but consecutive statements of income and comprehensive income. PHI also has provided the new required disclosures of the income tax effects of items in other comprehensive income and amounts reclassified from other comprehensive income to income on a quarterly basis in Note (17), “Accumulated Other Comprehensive Loss.”